FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	3 Months Ended
Mar. 31, 2024
SCHEDULE OF FINANCIAL ASSETS MEASURED FAIR VALUE THROUGH PROFIT AND LOSS

March 31 2024	Level 1	Level 3	Total
Cash and cash equivalents	$4,339,736	$-	$4,339,736
Equity securities in investee companies	42,857	135,500	178,357
Derivative liability	-	4,033,574	4,033,574
Total	$4,382,593	$4,169,074	$8,551,667

December 31, 2023	Level 1	Level 3	Total
Cash and cash equivalents	$3,093,612	-	$3,093,612
Equity securities in investee companies	$57,143	$132,260	$189,403
Derivative liability	-	4,196,125	4,196,125
Total	$3,150,755	$4,328,385	$7,479,140

SCHEDULE OF FAIR VALUE FOR DERIVATIVE LIABILITY

For the fair value of the derivative liability, reasonable possible changes to the expected volatility, the most significant unobservable input would have the following effects:

		Impact on comprehensive loss
Unobservable Inputs	Change	Three months ended March 31, 2024	Year ended December 31, 2023
Volatility	20%	$354,412	$291,149